Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Limited Partner Common Units	Limited Partner Subordinated Units	General Partner	Total
Beginning balance at Dec. 31, 2015	$ 411,317	$ 99,158	$ 10,295	$ 520,770
Net income	54,794	5,052	1,256	61,102
Cash distributions	(48,820)	(10,088)	(1,253)	(60,161)
Conversion of subordinated units to common units	94,123	$ (94,123)
Ending balance at Dec. 31, 2016	511,413		10,297	521,710
Net income	61,651		1,160	62,811
Cash distributions	(64,307)		(1,210)	(65,517)
Net proceeds from issuance of common units	119,714		1,232	120,946
Ending balance at Dec. 31, 2017	628,471		11,479	639,950
Net income				5,253
Cash distributions				(3,453)
Net proceeds from sale of Series A Convertible Preferred Units				87,464
Convertible preferred units, ending balance at Dec. 31, 2017				89,264
Net income	73,581		1,384	74,965
Cash distributions	(70,804)		(1,332)	(72,136)
Net proceeds from issuance of common units	(4)			(4)
Ending balance at Dec. 31, 2018	$ 631,244		$ 11,531	642,775
Net income				7,200
Cash distributions				(7,200)
Convertible preferred units, ending balance at Dec. 31, 2018				$ 89,264